Cover	Sep. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 12, 2026
Registrant Name	Bowhead Specialty Holdings Inc.
Entity Address, Address Line One	452 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
Local Phone Number	970-0269
City Area Code	212
Entity File Number	001-42111
Entity Tax Identification Number	87-1433334
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Written Communications	false
Trading Symbol	BOW
Security Exchange Name	NYSE
Central Index Key	0002002473
Amendment Flag	false